Commitments and Contingencies (Details) $ in Thousands	Apr. 20, 2023 USD ($) Borrowing Day	Apr. 30, 2023	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)
Other Commitments [Line Items]
Contractual obligation			$ 6,478	$ 21,422
Subsequent Event
Other Commitments [Line Items]
Loan agreement, related party	$ 65,000
Number Of Borrowings | Borrowing	6
Line of credit facility, minimum borrowing amount	$ 5,000
Threshold trading days | Day	20
Subsequent Event | Sphere Entertainment
Other Commitments [Line Items]
Loan agreement, related party	$ 65,000
Subsequent Event | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Other Commitments [Line Items]
Basis spread on variable rate		0.10%
Subsequent Event | Base Rate
Other Commitments [Line Items]
Basis spread on variable rate		1.00%